Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000186848 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186848 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186848 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 969457100 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 12541W209 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 918204108 | VF Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 88579Y101 | 3M Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186848 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000186848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000186848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186848 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000186848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000186848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000186848 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000186848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000186848 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	83.70%
C000186848 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.60%
C000186848 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.70%
C000186847 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186847 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186847 | 040413106 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186847 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 512807108 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186847 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000186847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000186847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186847 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000186847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000186847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000186847 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000186847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000186847 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.30%
C000186847 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.00%
C000186847 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%